INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Recovery)
Our consolidated income tax expense (recovery) is calculated based on the following income before income taxes by jurisdiction:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Bermuda(1)	$1,405	$1,267	$352
Foreign – United States	(331)	(285)	307
Foreign – Other	(107)	231	155
Total income before income taxes	$967	$1,213	$814
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(1)Includes income (loss) from Bermuda-domiciled companies that have elected to pay U.S. income taxes under section 953(d) of the Internal Revenue Code (“IRC”) and mark-to-market movements on our warehoused investments yet to be transferred to insurance subsidiaries.

Schedule of Income Tax Expense (Recovery)
The Company’s income tax expense (recovery) is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Current tax:
Bermuda	$2	$—	$—
Foreign – United States(1)	(6)	87	(2)
Foreign – Other	84	29	5
Total current tax expense	80	116	3
Deferred tax:
Bermuda(2)	(60)	(314)	(35)
Foreign – United States(1)	103	157	39
Foreign – Other	(19)	7	10
Total deferred tax expense (recovery)	24	(150)	14
Total income tax expense (recovery)	$104	$(34)	$17
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(1)Income tax expense (benefit) from Bermuda-domiciled companies that have elected to be treated as U.S. taxpayers under section 953(d) of the IRC is included in the U.S., as these companies are subject to U.S. federal income tax. The related income (loss) from these companies is reflected in Bermuda.
(2)The amount for the year ended December 31, 2025 includes the amortization of $44 million of deferred tax assets. The prior years reflect the recognition of tax benefit related to the enactment of the Bermuda Corporate Income Tax (“CIT”) Act.

Schedule of Reconciliation of Effective Income Tax Rate
The following table reconciles the Bermuda statutory tax rate to the effective income tax rate for 2025, following the adoption of ASU 2023-09:

FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS, EXCEPT PERCENTAGES	Amount	Rate
Income before income taxes	$967

Income tax expense computed at the Bermuda statutory rate	145	15.0%

Foreign tax rate differential
The U.S.:
Statutory tax rate difference between Bermuda and the U.S.	(19)	(1.9)%
Effect of cross-border tax laws	174	18.0%
Other adjustments	(9)	(0.8)%
Canada:
Statutory tax rate difference between Bermuda and Canada	(7)	(0.7)%
Other non-deductible items	16	1.7%
The U.K.:
Statutory tax rate difference between Bermuda and the U.K.	(3)	(0.4)%
Effect of cross-border tax laws	71	7.3%
Other non-deductible items	4	0.4%
Other foreign jurisdictions	2	0.2%
Effect of changes in tax laws or rates enacted in the current year	(104)	(10.8)%
Effect of cross-border tax laws	—	—%
Tax credits	(154)	(16.0)%
Changes in valuation allowances	—	—%
Non-taxable or non-deductible items	(12)	(1.2)%
Changes in unrecognized tax benefits	—	—%
Other	—	—%
Total income tax expense	$104
Effective tax rate		10.8%
The below reconciliation has been prepared using a weighted average statutory income tax rate, which is calculated as the sum of total assets in each jurisdiction in which our subsidiaries operate in the given year, multiplied by that jurisdiction’s applicable statutory tax rate.

FOR THE YEARS ENDED DEC. 31	2024	2023
Weighted average statutory tax rate(1)	20.5%	17.3%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(15.0)%	(10.3)%
Change in tax rates and imposition of new tax legislation	(25.9)%	(4.3)%
Impact of internal reorganization	13.2%	—%
Other	4.4%	(0.5)%
Effective income tax rate	(2.8)%	2.2%
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(1)Calculated based on the total asset allocation by jurisdiction. See Note 27.

Schedule of Income Taxes Paid (Net of Refunds Received)
The following table provides income taxes paid in cash (including installments, and net of refunds received) by jurisdiction, following the adoption of ASU 2023-09:

FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS
Bermuda	$14
Foreign:
United States	(9)
Canada	30
Other foreign jurisdictions(1)	—
Total	$35
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(1)No other state or foreign jurisdiction that exceeded 5% of total income taxes paid (net of refunds received).

Schedule of Deferred Tax Assets and Liability
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Deferred tax asset, beginning of year	$760	$432	$490
Recognized in net loss (income)	(40)	324	(14)
Acquisition from business combination	—	50	51
Recognized in equity	(46)	(45)	(99)
Foreign exchange and other	13	(1)	4
Deferred tax asset, end of year	$687	$760	$432
Deferred tax asset recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Non-capital loss carryforwards	$430	$189
Investments	(10)	130
Insurance-related liabilities	192	(371)
Other policyholder funds	63	60
Deferred policy acquisition costs	(357)	(77)
Tax credit carryforwards	102	15
Bermuda corporate income tax(1)	457	399
Value of business acquired and other intangible assets	81	65
Reinsurance recoverables	(219)	347
Other	(52)	3
Total deferred tax asset	$687	$760
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(1)Refer to section “Pillar Two and Bermuda Corporate Income Tax Regime” within this note for details.
The gross movement on the deferred tax liability is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Deferred tax liability, beginning of year	$475	$—	$—
Recognized in net income (loss)	(16)	174	—
Acquisition from business combination	—	254	—
Recognized in equity	166	47	—
Foreign exchange and other	10	—	—
Deferred tax liability, end of year	$635	$475	$—
Deferred tax liability recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Non-capital loss carryforwards	$(595)	$(514)
Investments	(1,059)	(1,314)
Insurance-related liabilities	4,273	3,763
Deferred policy acquisition costs	205	132
Tax credit carryforwards	—	(73)
Value of business acquired and other intangible assets	2,002	2,155
Reinsurance recoverables	(4,106)	(3,590)
Other	(85)	(84)
Total deferred tax liability	$635	$475